Cover	Mar. 20, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 20, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-42538
Entity Registrant Name	JFB CONSTRUCTION HOLDINGS
Entity Central Index Key	0002024306
Entity Tax Identification Number	99-2549040
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1300 S. Dixie Highway
Entity Address, Address Line Two	Suite B
Entity Address, City or Town	Lantana
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33462
City Area Code	561
Local Phone Number	582-9840
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.0001 par value
Trading Symbol	JFB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false